Common Stock Warrants and Common Stock Warrant Liability (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Outstanding at beginning		561,343	321,590	41,465
Warrants issued		8,334
Warrants Exercised		(64,901)	(73,783)
Warrants Exercised		(15,600)
Expired Warrants		489,176	(24,406)
Date Issued		2019-07
Date Issued		2018-08
Date issued		2018-08
Term		5 years
Excercise price (in dollars per share)		$ 33.75
Exercise Price (in dollars per share)		23.00
Exercise Price (in dollars per share)		$ 1.6875
Outstanding at ending		489,176	561,343	321,590
Common Stock Offering - Dealer Manager Warrants [Member]
Warrants issued			13,393
Date Issued			2018-08
Term			5 years
Exercise Price (in dollars per share)			$ 34.50
Common Stock Offering Warrants Issued [Member]
Warrants issued			267,853	232,875
Date Issued			2018-08	2017-11
Term			5 years	5 years
Exercise Price (in dollars per share)	[1]		$ 23.00	$ 30.00
Warrants issued [Member]
Warrants issued			56,696
Date Issued			2018-06
Term			5 years
Exercise Price (in dollars per share)			$ 36.40
Common Stock Offering Underwriter Warrants [Member]
Warrants issued				47,250
Date Issued				2017-11
Term				5 years
Exercise Price (in dollars per share)				$ 30.00

[1]	The Common Stock warrants issued in November 2017 with an initial exercise price of $30.00 per share adjusted downward to $19.00 per share effective July 24, 2018 in connection with our Rights Offering, and may be subject to further downward adjustments, pursuant to antidilution price adjustment protection contained within those warrants.